Profit Before Income Tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Profit Before Income Tax
25.	PROFIT BEFORE INCOME TAX

a.	Other operating income and expenses, net

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Rental income	$182,411	$136,301	$153,682	$5,473
Gains (losses) on disposal of property, plant and equipment and other assets	(14,644)	(164,187)	732,796	26,097
Impairment losses on property, plant and equipment (Note 15)	(133,071)	(201,006)	(992,273)	(35,337)
Loss on damages and claims	(24,114)	(459,544)	(176,888)	(6,299)
Others	361,001	419,881	785,175	27,961

	$371,583	$(268,555)	$502,492	$17,895

b.	Other income

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Government subsidy	$435,950	$624,351	$803,049	$28,599
Interest income	466,211	549,681	520,783	18,546
Dividends income	190,397	185,061	150,715	5,367

	$1,092,558	$1,359,093	$1,474,547	$52,512

c.	Other gains, net

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Remeasurement gain on investments accounted for using the equity method due to step acquisition (Note 29)	$7,421,408	$319,712	$-	$-
Net gains on financial assets mandatorily at FVTPL	3,388,485	3,631,763	3,211,125	114,356
Net losses arising on financial instruments held for trading	(1,398,995)	(1,984,941)	(3,282,973)	(116,915)
Gain on disposal of subsidiaries (Note 30)	-	-	802,753	28,588
Foreign exchange gains (losses), net	(1,015,615)	1,125,681	1,005,374	35,805
Gain on disposal of investments accounted for using the equity method (Note 14)	-	-	91,297	3,251
Impairment losses on financial assets (Note 14)	(521,010)	(400,201)	-	-
Others	-	(8,025)	-	-

	$7,874,273	$2,683,989	$1,827,576	$65,085

d.	Finance costs

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Interest on lease liabilities	$-	$88,742	$88,026	$3,135
Interest on borrowings and bonds payable	3,597,932	4,211,541	3,498,999	124,608
Total interest expense for financial liabilities measured at amortized cost	3,597,932	4,300,283	3,587,025	127,743
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(11,648)	(35,713)	(95,589)	(3,404)
Property, plant and equipment	(50,309)	(77,715)	(54,208)	(1,930)
Investment properties	(89)	-	-	-
	3,535,886	4,186,855	3,437,228	122,409
Other finance costs	32,355	16,540	22,283	793

	$3,568,241	$4,203,395	$3,459,511	$123,202

Information relating to the capitalized borrowing costs was as follows:

	For the Year Ended December 31
	2018	2019	2020

Annual interest capitalization rates
Inventories related to real estate business (%)	4.35	4.35-4.85	4.20-4.75
Property, plant and equipment (%)	1.84-4.52	0.96-4.03	0.49-3.47
Investment properties (%)	1.84-2.23	-	-

e.	Depreciation and amortization

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Property, plant and equipment	$39,893,786	$45,240,667	$46,016,548	$1,638,766
Right-of-use assets	-	1,055,458	946,880	33,721
Investment properties	392,667	594,110	562,260	20,023
Other intangible assets	2,402,450	3,576,606	3,733,377	132,955

Total	$42,688,903	$50,466,841	$51,259,065	$1,825,465

Summary of depreciation by function
Operating costs	$37,903,050	$43,749,333	$44,017,839	$1,567,587
Operating expenses	2,383,403	3,140,902	3,507,849	124,923

	$40,286,453	$46,890,235	$47,525,688	$1,692,510

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Summary of amortization by function
Operating costs	$1,394,664	$2,092,074	$2,231,060	$79,454
Operating expenses	1,007,786	1,484,532	1,502,317	53,501

	$2,402,450	$3,576,606	$3,733,377	$132,955

Operating expenses directly related to investment properties

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Direct operating expenses of investment properties that generated rental income	$1,276,751	$1,232,826	$1,121,854	$39,952

f.	Employee benefits expense

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Post-employment benefits
Defined contribution plans	$2,965,054	$3,148,209	$2,979,167	$106,096
Defined benefit plans	291,333	277,041	217,186	7,735
	3,256,387	3,425,250	3,196,353	113,831
Equity-settled share-based payments	215,648	871,699	955,575	34,030
Other employee benefits	63,940,430	70,279,752	76,648,412	2,729,644

	$67,412,465	$74,576,701	$80,800,340	$2,877,505

Summary of employee benefits expense by function
Operating costs	$45,363,170	$49,173,778	$52,526,164	$1,870,590
Operating expenses	22,049,295	25,402,923	28,274,176	1,006,915

	$67,412,465	$74,576,701	$80,800,340	$2,877,505

g.	Employees’ compensation and the remuneration to directors

The Articles stipulates to distribute employees’ compensation and remuneration to directors at the rates in 0.01%-1.00% and no higher than 0.75%, respectively, of net profit before income tax, employees’ compensation and remuneration to directors.

	For the Year Ended December 31
	2019		2020
	Accrual Rate (%)	Accrual Amount	Accrual Rate (%)	Accrual Amount
		NT$		NT$	US$ (Note 4)

Employees’ compensation	0.20	$34,400	0.20	$54,909	$1,955
Remuneration to directors	0.40	68,803	0.40	109,818	3,911

If there is a change in the proposed amounts after the consolidated financial statement authorized for issue, the differences are recorded as a change in accounting estimate and will be adjusted in the following year.

In March 2019 and 2020, the board of directors resolved the appropriations of employees’ compensation and remuneration to directors in cash for 2018 and 2019, respectively. The differences between the resolved amounts and the accrued amounts reflected in the annual consolidated financial statements for the years ended December 31, 2018 and 2019 were deemed changes in estimates. The differences were both NT$3 thousand (US$0.1 thousand) and were adjusted in net profit for each of the year ended December 31, 2019 and 2020, respectively.

	For Year 2018		For Year 2019
	Employees’ compensation	Remuneration to directors	Employees’ compensation	Remuneration to directors
	NT$	NT$	NT$	NT$

Resolved by the board of directors	$45,430	$34,070	$34,400	$68,800
Recognized in the consolidated financial statements	$45,430	$34,073	$34,400	$68,803

Information on the employees’ compensation and the remuneration to directors resolved by the board of directors is available at the Market Observation Post System website of the Taiwan Stock Exchange (the “TWSE”).